Deferred Tax Assets And Deferred Tax Liabilities - Summary of Movements In Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	¥ 4,157,984	¥ 4,476,834	¥ 2,956,906
Credited/(charged) - to profit or loss	(4,157,984)	(318,850)	1,519,928
Ending balance		4,157,984	4,476,834
Intangible assets arisen from business combination
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	452,258	452,258	456,281
Credited/(charged) - to profit or loss		0	(4,023)
Ending balance	211,565	452,258	452,258
Unrealized consolidated earnings
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	434,850	295,637	279,653
Credited/(charged) - to profit or loss	141,622	139,213	15,984
Ending balance	576,472	434,850	295,637
Capitalized expense
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	862,035	260,671	22,757
Credited/(charged) - to profit or loss	(843,990)	601,364	237,914
Ending balance	18,045	862,035	260,671
Changes in fair value
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	20,469	16,956	29,650
Credited/(charged) - to profit or loss	56,802	3,513	(12,694)
Ending balance	77,271	20,469	16,956
Depreciation of property and equipment
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	8,398	16	9,990
Credited/(charged) - to profit or loss	5,159	8,382	(9,974)
Ending balance	13,557	8,398	16
Total
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	5,935,994	5,502,372	3,755,237
Credited/(charged) - to profit or loss	(5,039,084)	433,622	1,747,135
Ending balance	¥ 896,910	¥ 5,935,994	¥ 5,502,372